PROPERTY, PLANT AND EQUIPMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	¥ 593,615	¥ 630,320
Balance at end of year	598,925	593,615	¥ 630,320
Provision of obligations for dismantlement of oil and gas properties, current	2,163	1,563	1,408
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,892,844	1,887,203
Additions	7,878	7,116
Transferred from construction in progress	111,026	141,606
Reclassifications	0	0
Invest into the joint ventures and associated companies	(196)	(115)
Reclassification to other long-term assets	(1,714)	(1,090)
Disposals	(24,309)	(138,703)
Exchange adjustments	(1,092)	(3,173)
Balance at end of year	1,984,437	1,892,844	1,887,203
Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,299,229)	(1,256,883)
Reclassifications	0	0
Invest into the joint ventures and associated companies	138	54
Reclassification to other long-term assets	259	169
Exchange adjustments	990	2,890
Depreciation for the year	(92,824)	(85,494)
Impairment losses for the year	(9,420)	(11,783)
Written back on disposals	14,574	51,818
Balance at end of year	(1,385,512)	(1,299,229)	(1,256,883)
Plants and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	75,010	71,258
Balance at end of year	74,999	75,010	71,258
Plants and buildings | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	138,550	132,327
Additions	509	390
Transferred from construction in progress	5,487	10,965
Reclassifications	646	1,443
Invest into the joint ventures and associated companies	(8)	0
Reclassification to other long-term assets	(665)	(38)
Disposals	(1,297)	(6,396)
Exchange adjustments	(57)	(141)
Balance at end of year	143,165	138,550	132,327
Plants and buildings | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(63,540)	(61,069)
Reclassifications	(185)	(393)
Invest into the joint ventures and associated companies	5	0
Reclassification to other long-term assets	82	8
Exchange adjustments	29	49
Depreciation for the year	(4,586)	(4,680)
Impairment losses for the year	(742)	(684)
Written back on disposals	771	3,229
Balance at end of year	(68,166)	(63,540)	(61,069)
Oil and gas properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	136,872	140,360
Impairment losses for the year	2,467	8,435
Balance at end of year	132,207	136,872	140,360
Oil and gas properties | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	757,592	727,552
Additions	2,192	1,563
Transferred from construction in progress	40,357	32,214
Reclassifications	(617)	(125)
Invest into the joint ventures and associated companies	0	0
Reclassification to other long-term assets	(22)	0
Disposals	(5,517)	(806)
Exchange adjustments	(940)	(2,806)
Balance at end of year	793,045	757,592	727,552
Oil and gas properties | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(620,720)	(587,192)
Reclassifications	410	98
Invest into the joint ventures and associated companies	0	0
Reclassification to other long-term assets	7	0
Exchange adjustments	904	2,703
Depreciation for the year	(39,670)	(32,054)
Impairment losses for the year	(1,904)	(4,739)
Written back on disposals	135	464
Balance at end of year	(660,838)	(620,720)	(587,192)
Equipment, machinery and others
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	381,733	418,702
Balance at end of year	391,719	381,733	418,702
Equipment, machinery and others | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	996,702	1,027,324
Additions	5,177	5,163
Transferred from construction in progress	65,182	98,427
Reclassifications	(29)	(1,318)
Invest into the joint ventures and associated companies	(188)	(115)
Reclassification to other long-term assets	(1,027)	(1,052)
Disposals	(17,495)	(131,501)
Exchange adjustments	(95)	(226)
Balance at end of year	1,048,227	996,702	1,027,324
Equipment, machinery and others | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(614,969)	(608,622)
Reclassifications	(225)	295
Invest into the joint ventures and associated companies	133	54
Reclassification to other long-term assets	170	161
Exchange adjustments	57	138
Depreciation for the year	(48,568)	(48,760)
Impairment losses for the year	(6,774)	(6,360)
Written back on disposals	13,668	48,125
Balance at end of year	¥ (656,508)	¥ (614,969)	¥ (608,622)